GREAT-WEST FUNDS, INC.
GREAT-WEST SHORT DURATION BOND FUND
Schedule of Investments
As of March 31, 2021 (Unaudited)
Principal Amount		Fair Value
ASSET-BACKED SECURITIES
Non-Agency — 13.35%
	American Credit Acceptance Receivables Trust(a)
	Series 2020-3 Class C
$1,250,000	1.85%, 06/15/2026	$ 1,274,973
	Series 2020-4 Class C
1,200,000	1.31%, 12/14/2026	1,206,907
	Series 2021-1 Class C
1,500,000	0.83%, 03/15/2027	1,494,941
	Series 2021-1 Class D
1,500,000	1.14%, 03/15/2027	1,490,518
1,500,000	AmeriCredit Automobile Receivables Trust Series 2021-1 Class D 1.21%, 12/18/2026	1,490,651
1,500,000	Ares XLI Ltd(a)(b) Series 2016-41A Class DR 3.10%, 04/15/2034 3-mo. LIBOR + 2.87%	1,501,491
3,000,000	Barings Ltd(a)(b) Series 2018-3A Class C 2.12%, 07/20/2029 3-mo. LIBOR + 1.90%	2,970,153
1,500,000	BlueMountain Ltd(a)(b) Series 2018-3A Class D 3.47%, 10/25/2030 3-mo. LIBOR + 3.25%	1,445,904
1,500,000	Carlyle Global Market Strategies Ltd(a)(b) Series 2013-4A Class DRR 2.89%, 01/15/2031 3-mo. LIBOR + 2.65%	1,387,750
1,000,000	CCG Receivables Trust(a) Series 2020-1 Class B 1.19%, 12/14/2027	1,005,325
8,022	Centex Home Equity Loan Trust(c) Series 2004-A Class AF6 4.27%, 01/25/2034	8,202
1,150,000	CIFC Funding Ltd(a)(b) Series 2015-1A Class DRR 2.82%, 01/22/2031 3-mo. LIBOR + 2.60%	1,119,260
1,200,000	Credit Acceptance Auto Loan Trust(a) Series 2020-2A Class A 1.37%, 07/16/2029	1,213,066
	Drive Auto Receivables Trust
	Series 2018-4 Class D
1,500,000	4.09%, 01/15/2026	1,551,640
	Series 2020-1 Class C
1,500,000	2.36%, 03/16/2026	1,532,509
1,500,000	DT Auto Owner Trust(a) Series 2021-1A Class C 0.84%, 10/15/2026	1,495,855
101,318	GMACM Home Equity Loan Trust(c) Series 2007-HE2 Class A3 6.19%, 12/25/2037	104,381
Principal Amount		Fair Value
Non-Agency — (continued)
$1,500,000	KKR Ltd(a)(b) Series 31A Class D 3.00%, 04/20/2034 3-mo. LIBOR + 2.78%	$ 1,499,989
1,500,000	Madison Park Funding Ltd(a)(b) Series 2021-48A Class C 2.14%, 04/19/2033 3-mo. LIBOR + 2.00%	1,496,205
2,200,000	Magnetite XXIV Ltd(a)(b) Series 2019-24A Class B 2.09%, 01/15/2033 3-mo. LIBOR + 1.86%	2,206,915
	Navient Private Education Refi Loan Trust(a)
	Series 2021-A Class A
1,934,773	0.84%, 05/15/2069	1,928,578
	Series 2021-BA Class A
1,500,000	0.94%, 07/15/2069	1,496,856
1,568,000	Octagon Investment Partners 31 LLC(a)(b) Series 2017-1A Class DR 3.62%, 07/20/2030 3-mo. LIBOR + 3.40%	1,558,440
1,500,000	Octagon Investment Partners XVII Ltd(a)(b) Series 2013-1A Class DR2 2.72%, 01/25/2031 3-mo. LIBOR + 2.51%	1,438,383
650,000	Santander Drive Auto Receivables Trust Series 2020-3 Class C 1.12%, 01/15/2026	654,973
1,100,000	SCF Equipment Leasing LLC(a) Series 2020-1A Class A3 1.19%, 10/20/2027	1,105,088
2,766	Structured Receivables Finance 3 LLC(a) Series 2006-A Class A 5.55%, 01/15/2030	2,776
1,500,000	Symphony XXVI Ltd(a)(b) Series 2021-26A Class DR 3.51%, 04/20/2033 3-mo. LIBOR + 3.29%	1,504,978
1,445,549	Volvo Financial Equipment LLC(a) Series 2019-1A Class A3 3.00%, 03/15/2023	1,463,274
3,756,000	Voya Ltd(a)(b) Series 2016-1A Class BR 2.02%, 01/20/2031 3-mo. LIBOR + 1.80%	3,687,814
1,850,000	Westlake Automobile Receivables Trust(a) Series 2020-3A Class C 1.24%, 11/17/2025	1,866,519
		44,204,314

See Notes to Schedule of Investments.

March 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST SHORT DURATION BOND FUND
Schedule of Investments
As of March 31, 2021 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — 0.00%(d)
$ 1,042	Federal National Mortgage Association Grantor Trust(e) Series 2003-T4 Class 2A6 4.68%, 07/26/2033	$ 1,071
TOTAL ASSET-BACKED SECURITIES — 13.35% (Cost $43,941,166)		$44,205,385
BANK LOANS
1,345,479	Allison Transmission Inc(b) 1.86%, 03/29/2026 1-mo. LIBOR + 1.75%	1,348,122
	Asurion LLC(b)
631,563	3.11%,11/03/2023 1-mo. LIBOR + 3.00%	629,490
3,295,829	3.36%,12/23/2026 1-mo. LIBOR + 3.25%	3,272,485
3,633,570	Bausch Health Cos Inc(b) 3.11%, 06/02/2025 1-mo. LIBOR + 3.00%	3,618,898
2,500,000	Berry Global Inc(b)(f) 2.20%, 07/01/2026 3-mo. LIBOR + 2.00%	2,475,780
2,630,439	BJ's Wholesale Club Inc(b) 2.11%, 02/03/2024 1-mo. LIBOR + 2.00%	2,627,748
4,500,000	Burlington Coat Factory Warehouse Corp(b) 1.86%, 11/17/2024 1-mo. LIBOR + 1.75%	4,460,625
2,885,970	Change Healthcare Holdings LLC(b) 3.50%, 03/01/2024 3-mo. LIBOR + 2.50%	2,880,920
2,434,925	Vyaire Medical Inc(b) 4.86%, 04/16/2025 1-mo. LIBOR + 4.75%	2,069,686
TOTAL BANK LOANS — 7.06% (Cost $23,664,933)		$23,383,754
CORPORATE BONDS AND NOTES
Basic Materials — 1.99%
4,000,000	Georgia-Pacific LLC(a) 3.73%, 07/15/2023	4,254,370
1,000,000	Nutrition & Biosciences Inc(a) 0.70%, 09/15/2022	1,001,848
1,250,000	Steel Dynamics Inc 2.80%, 12/15/2024	1,321,864
		6,578,082
Communications — 4.42%
4,000,000	Charter Communications Operating LLC / Charter Communications Operating Capital 4.46%, 07/23/2022	4,171,818
Principal Amount		Fair Value
Communications — (continued)
$1,575,000	Discovery Communications LLC 2.95%, 03/20/2023	$ 1,645,512
1,735,000	Juniper Networks Inc 1.20%, 12/10/2025	1,706,696
1,500,000	T-Mobile USA Inc 2.25%, 02/15/2026	1,510,785
	Verizon Communications Inc(b)
3,500,000	1.30%, 05/15/2025 3-mo. LIBOR + 1.10%	3,578,750
2,000,000	0.80%, 03/20/2026 1-yr. SOFR + 0.79%	2,011,572
		14,625,133
Consumer, Cyclical — 7.41%
1,000,000	7-Eleven Inc(a) 0.63%, 02/10/2023	1,000,650
3,000,000	BMW US Capital LLC(a) 0.80%, 04/01/2024	3,001,624
1,250,000	Brinker International Inc 3.88%, 05/15/2023	1,268,750
3,000,000	Daimler Finance North America LLC(a) 0.75%, 03/01/2024	2,984,759
3,000,000	Dollar Tree Inc 3.70%, 05/15/2023	3,184,795
1,586,000	Ford Motor Credit Co LLC 3.37%, 11/17/2023	1,625,650
3,000,000	Hasbro Inc 2.60%, 11/19/2022	3,094,388
2,500,000	Lennar Corp 4.13%, 01/15/2022	2,538,750
1,500,000	Nordstrom Inc(a) 2.30%, 04/08/2024	1,502,422
3,000,000	PVH Corp(g) 4.63%, 07/10/2025	3,297,536
1,000,000	Toll Brothers Finance Corp 4.38%, 04/15/2023	1,045,000
		24,544,324
Consumer, Non-Cyclical — 16.31%
2,000,000	AmerisourceBergen Corp 0.74%, 03/15/2023	2,001,714
3,000,000	Anthem Inc 0.45%, 03/15/2023	3,003,204
1,000,000	Bacardi Ltd(a) 4.45%, 05/15/2025	1,111,660
	Bayer US Finance II LLC(a)
3,500,000	1.19%, 12/15/2023(b) 3-mo. LIBOR + 1.01%	3,546,771
2,000,000	3.88%, 12/15/2023	2,155,391
1,500,000	Becton Dickinson & Co 3.73%, 12/15/2024	1,638,488
4,800,000	Becton Dickinson and Co(b) 1.21%, 06/06/2022 3-mo. LIBOR + 1.03%	4,845,024
	Cigna Corp
4,000,000	1.13%, 07/15/2023(b) 3-mo. LIBOR + 0.90%	4,048,240

See Notes to Schedule of Investments.

March 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST SHORT DURATION BOND FUND
Schedule of Investments
As of March 31, 2021 (Unaudited)
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
$3,000,000	0.61%, 03/15/2024	$ 2,987,287
3,000,000	Constellation Brands Inc 2.70%, 05/09/2022	3,065,188
1,500,000	EMD Finance LLC(a) 2.95%, 03/19/2022	1,530,312
3,750,000	Emergent BioSolutions Inc(a) 3.88%, 08/15/2028	3,665,625
1,500,000	Global Payments Inc 1.20%, 03/01/2026	1,476,635
	HCA Inc
1,500,000	4.75%, 05/01/2023	1,616,763
3,000,000	5.38%, 02/01/2025	3,346,545
2,000,000	Humana Inc 2.90%, 12/15/2022	2,072,597
1,800,000	Illumina Inc 0.55%, 03/23/2023	1,798,485
1,500,000	Keurig Dr Pepper Inc 0.75%, 03/15/2024	1,500,480
1,000,000	McCormick & Co Inc 3.50%, 09/01/2023	1,062,104
3,000,000	Royalty Pharma PLC(a) 0.75%, 09/02/2023	2,997,020
	Viatris Inc(a)
3,000,000	1.13%, 06/22/2022	3,016,291
1,500,000	1.65%, 06/22/2025	1,505,298
		53,991,122
Energy — 4.13%
1,500,000	EQT Corp 7.63%, 02/01/2025	1,726,327
1,500,000	Gray Oak Pipeline LLC(a) 2.00%, 09/15/2023	1,526,830
1,500,000	Occidental Petroleum Corp 2.90%, 08/15/2024	1,483,560
1,000,000	Phillips 66 1.30%, 02/15/2026	988,834
3,000,000	Pioneer Natural Resources Co 0.75%, 01/15/2024	2,989,417
3,000,000	Plains All American Pipeline LP / PAA Finance Corp 3.60%, 11/01/2024	3,192,064
1,750,000	Valero Energy Corp 1.20%, 03/15/2024	1,755,272
		13,662,304
Financial — 25.59%
2,000,000	American Express Co 3.40%, 02/22/2024	2,152,324
4,750,000	Athene Global Funding 0.95%, 01/08/2024	4,746,913
3,000,000	Bank of America Corp 3.46%, 03/15/2025	3,221,310
3,000,000	Bank of Montreal 3.30%, 02/05/2024	3,217,892
1,500,000	Barclays PLC 3.65%, 03/16/2025	1,612,155
1,500,000	Canadian Imperial Bank of Commerce 2.25%, 01/28/2025	1,555,528
Principal Amount		Fair Value
Financial — (continued)
$2,500,000	Capital One Bank NA 2.01%, 01/27/2023	$ 2,529,699
6,000,000	Citigroup Inc 2.31%, 11/04/2022	6,063,850
3,000,000	Fifth Third Bancorp 2.38%, 01/28/2025	3,127,868
	Goldman Sachs Group Inc
5,005,000	2.91%, 07/24/2023	5,152,866
3,000,000	0.63%, 11/17/2023	3,000,540
3,000,000	0.59%, 03/08/2024(b) 1-yr. SOFR + 0.58%	2,996,310
2,000,000	Huntington Bancshares Inc 2.63%, 08/06/2024	2,109,862
3,250,000	ING Groep NV 4.10%, 10/02/2023	3,518,497
	JPMorgan Chase & Co
4,000,000	3.21%, 04/01/2023	4,108,554
3,000,000	0.59%, 03/16/2024(b) 1-yr. SOFR + 0.58%	3,008,136
1,500,000	3.88%, 09/10/2024	1,644,455
250,000	Lehman Brothers Holdings Inc Escrow Account(h)(i) 0.00%, 10/15/2025	2,550
3,000,000	Metropolitan Life Global Funding I(a) 0.95%, 07/02/2025	2,966,824
	Morgan Stanley
3,000,000	0.56%, 11/10/2023	3,000,965
5,500,000	3.88%, 04/29/2024	6,008,186
3,000,000	New York Life Global Funding(a) 2.88%, 04/10/2024	3,195,270
1,200,000	Sumitomo Mitsui Financial Group Inc 0.51%, 01/12/2024	1,194,520
2,500,000	Synchrony Bank 3.00%, 06/15/2022	2,567,497
3,000,000	Tanger Properties LP REIT(g) 3.88%, 12/01/2023	3,145,313
3,000,000	Toronto-Dominion Bank(b) 0.46%, 09/28/2023 1-yr. SOFR + 0.45%	3,012,085
	Wells Fargo & Co
4,000,000	4.13%, 08/15/2023	4,327,302
1,500,000	2.19%, 04/30/2026 1-yr. SOFR + 2.00%	1,548,120
		84,735,391
Industrial — 5.82%
3,000,000	Ball Corp 4.00%, 11/15/2023	3,189,375
	Boeing Co
1,500,000	1.17%, 02/04/2023	1,520,112
1,750,000	1.95%, 02/01/2024	1,793,015
3,100,000	CNH Industrial Capital LLC 1.95%, 07/02/2023	3,183,315
5,000,000	JB Hunt Transport Services Inc 3.30%, 08/15/2022	5,160,343

See Notes to Schedule of Investments.

March 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST SHORT DURATION BOND FUND
Schedule of Investments
As of March 31, 2021 (Unaudited)
Principal Amount		Fair Value
Industrial — (continued)
$3,000,000	Siemens Financieringsmaatschappij NV(a) 0.40%, 03/11/2023	$ 3,003,693
1,345,000	Trimble Inc 4.15%, 06/15/2023	1,436,294
		19,286,147
Technology — 7.12%
3,000,000	Broadcom Inc 4.70%, 04/15/2025	3,381,389
3,000,000	Dell International LLC / EMC Corp(a) 5.45%, 06/15/2023	3,278,570
2,000,000	Fidelity National Information Services Inc 0.60%, 03/01/2024	1,988,417
3,000,000	Hewlett Packard Enterprise Co 1.45%, 04/01/2024	3,049,178
2,000,000	Maxim Integrated Products Inc 3.38%, 03/15/2023	2,094,193
4,500,000	Microchip Technology Inc(a) 0.97%, 02/15/2024	4,491,634
3,600,000	PTC Inc(a) 3.63%, 02/15/2025	3,694,500
1,500,000	Seagate HDD Cayman 4.88%, 03/01/2024	1,611,255
		23,589,136
Utilities — 4.55%
3,000,000	Atmos Energy Corp 0.63%, 03/09/2023	3,001,135
3,000,000	CenterPoint Energy Resources Corp 0.70%, 03/02/2023	2,999,059
3,000,000	Dominion Energy Inc(b) 0.71%, 09/15/2023 3-mo. LIBOR + 0.53%	3,003,878
3,000,000	DTE Energy Co 2.60%, 06/15/2022	3,070,868
1,483,571	Southern California Edison Co 1.85%, 02/01/2022	1,485,407
1,500,000	WEC Energy Group Inc 0.80%, 03/15/2024	1,499,591
		15,059,938
TOTAL CORPORATE BONDS AND NOTES — 77.34% (Cost $254,990,434)		$256,071,577
MORTGAGE-BACKED SECURITIES
Non-Agency — 2.31%
2,993,931	BX Commercial Mortgage Trust(a)(b) Series 2020-BXLP Class F 2.11%, 12/15/2036 1-mo. LIBOR + 2.00%	2,990,331
Principal Amount		Fair Value
Non-Agency — (continued)
$ 1,600	CHL Mortgage Pass-Through Trust(b) Series 2003-15 Class 1A1 0.61%, 06/25/2018 1-mo. LIBOR + 0.50%	$ 1,600
1,500,000	CityLine Commercial Mortgage Trust(a)(c) Series 2016-CLNE Class A 2.78%, 11/10/2031	1,558,457
2,956,468	JPMBB Commercial Mortgage Securities Trust Series 2015-C27 Class ASB 3.02%, 02/15/2048	3,103,138
TOTAL MORTGAGE-BACKED SECURITIES — 2.31% (Cost $7,519,172)		$7,653,526
Shares
GOVERNMENT MONEY MARKET MUTUAL FUNDS
570,000	Blackrock FedFund Institutional Class(j), 0.01%(k)	570,000
841,000	Invesco Government & Agency Portfolio Institutional Class(j), 0.03%(k)	841,000
600,000	JPMorgan U.S. Government Money Market Fund Capital Shares(j), 0.04%(k)	600,000
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 0.61% (Cost $2,011,000)		$2,011,000
Principal Amount
SHORT TERM INVESTMENTS
Repurchase Agreements — 1.55%
1,800,000	Repurchase agreement (principal amount/value $1,800,000 with a maturity value of $1,800,000 with Daiwa Capital Markets America Inc, 0.01%, dated 3/31/21 to be repurchased at $1,800,000 on 4/1/21 collateralized by a U.S. Treasury security and a U.S. Government Agency security, 0.25% - 0.88%, 11/27/23 - 3/13/26, with a value of $1,836,900.	1,800,000

See Notes to Schedule of Investments.

March 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST SHORT DURATION BOND FUND
Schedule of Investments
As of March 31, 2021 (Unaudited)
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$1,268,295	Undivided interest of 2.52% in a repurchase agreement (principal amount/value $50,338,467 with a maturity value of $50,338,481) with Credit Agricole Securities (USA) Inc, 0.01%, dated 3/31/21 to be repurchased at $1,268,295 on 4/1/21 collateralized by various U.S. Government Agency securities, 2.00% - 2.50%, 1/1/51 - 2/1/51, with a value of $51,345,236.(j)	$ 1,268,295
792,620	Undivided interest of 2.76% in a repurchase agreement (principal amount/value $28,750,806 with a maturity value of $28,750,814) with Bank of America Securities Inc, 0.01%, dated 3/31/21 to be repurchased at $792,620 on 4/1/21 collateralized by Federal National Mortgage Association securities, 1.00% - 5.50%, 6/1/24 - 1/1/59, with a value of $29,325,822.(j)	792,620
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$1,268,295	Undivided interest of 2.91% in a repurchase agreement (principal amount/value $43,402,117 with a maturity value of $43,402,129) with RBC Capital Markets Corp, 0.01%, dated 3/31/21 to be repurchased at $1,268,295 on 4/1/21 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 8.00%, 5/6/21 - 3/1/51, with a value of $44,270,160.(j)	$ 1,268,295
TOTAL SHORT TERM INVESTMENTS — 1.55% (Cost $5,129,210)		$5,129,210
TOTAL INVESTMENTS — 102.22% (Cost $337,255,915)		$338,454,452
OTHER ASSETS & LIABILITIES, NET — (2.22)%		$(7,364,673)
TOTAL NET ASSETS — 100.00%		$331,089,779

(a)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(b)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 31, 2021.
(c)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(d)	Represents less than 0.005% of net assets.
(e)	Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield at March 31, 2021. Maturity date disclosed represents final maturity date.
(f)	All or a portion of this position has not settled as of March 31, 2021. The interest rate shown represents the stated spread over the LIBOR or the applicable LIBOR floor; the Fund will not accrue interest until the settlement date, at which point the LIBOR will be established.
(g)	All or a portion of the security is on loan at March 31, 2021.
(h)	Security in bankruptcy.
(i)	Security in default.
(j)	Collateral received for securities on loan.
(k)	Rate shown is the 7-day yield as of March 31, 2021.
LIBOR	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
LP	Limited Partnership
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate is the secured interbank overnight interest rate and reference rate established as an alternative to LIBOR.
See Notes to Schedule of Investments.

March 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST SHORT DURATION BOND FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Fixed income investments, including bank loans, are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Asset-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, and monthly payment information.
Bank Loans	Broker quotes, Loan Syndications and Trading Association daily marks, loan analytics and market news.
Corporate Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.
Mortgage-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market

March 31, 2021

research publications. Inputs may also include new issue data, collateral performance, TBA prices, monthly payment information and third party real estate analysis.
Government Money Market Mutual Funds	Net asset value of underlying mutual fund.
Short Term Investments	Maturity date, credit quality and interest rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of March 31, 2021, all of the Fund’s investments are valued using Level 2 inputs, except for the Government Money Market Mutual Funds, which are valued using Level 1 inputs. More information regarding the sector classifications, as applicable, are included in the Schedule of Investments.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

March 31, 2021